RESEARCH AND DEVELOPMENT EXPENSES - Summary of Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
RESEARCH AND DEVELOPMENT EXPENSES
Salaries and related expenses			$ 16,508	$ 16,048
Development tools and subcontractors			15,238	14,814
Government support and grants			(13,802)	(14,225)
Total	$ 9,045	$ 8,823	$ 17,944	$ 16,637